Inventories	12 Months Ended
Dec. 31, 2023
Inventories
Inventories

7. Inventories

	December 31,	December 31,
	2023	2022

Concentrates	$1,769	$1,694
Finished goods	-	368
In-circuit work in progress	-	205
Ore stockpiles	913	898
Spare parts and supplies	5,975	5,670
	$8,657	$8,835

The amount of inventories recognized in cost of sales was $75.1 million during the year ended December 31, 2023 (2022: $72.1 million) including concentrates, ore on leach pads, and ore stockpiles write-down to net realizable value of $1.7 million (2022: $8.5 million) during the year ended December 31, 2023.